Income Tax - Additional Information (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Tax [Line Items]
Statutory tax rate	17.00%	17.00%	17.00%	17.00%
Provision for income taxes			$ 0
Unrecognized uncertain tax positions	$ 0	$ 0	0	$ 0
Amount of liability, interest or penalties related to uncertain tax positions accrued			0	0
Net operating loss carried forward	$ 52,000		$ 5,972,000	$ 2,351,000
Inland Revenue, Singapore (IRAS)
Income Tax [Line Items]
Statutory tax rate	17.00%		17.00%
Provision for income taxes	$ 0
Years subject to examination by tax authorities	2020 2021 2022 2023		2020 2021 2022 2023
Australian Taxation Office
Income Tax [Line Items]
Statutory tax rate	25.00%